Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Components of Accumulated Other Comprehensive Income (loss), Net of Tax

The tables below present the components of the Company’s accumulated other comprehensive income (loss) (“AOCI”), net of tax (in millions):

UAL	Pension and Other Postretirement Unrecognized Actuarial Gains (Losses) and Prior Service Cost	Unrealized Gain (Loss) on Derivatives and Other Financial Instruments	Total
Balance at December 31, 2009	$57	$(22)	$35

Derivative financial instruments:
Reclassification of losses into earnings	—	68	68
Change in fair value of derivatives	—	168	168
Change in fair value of other financial instruments	—	21	21
Employee benefit plans:
Reclassification of unrecognized net actuarial gains into earnings	(12)	—	(12)
Current year actuarial gains	107	—	107

Balance at December 31, 2010	152	235	387

Derivative financial instruments:
Reclassification of gains into earnings	—	(503)	(503)
Change in fair value of derivatives	—	163	163
Employee benefit plans:
Reclassification of unrecognized net actuarial gains into earnings	(24)	—	(24)
Current year actuarial losses	(440)	—	(440)

Balance at December 31, 2011	(312)	(105)	(417)

Derivative financial instruments:
Reclassification of losses into earnings	—	141	141
Change in fair value of derivatives	—	(51)	(51)
Change in fair value of other financial instruments	—	11	11
Employee benefit plans:
Reclassification of unrecognized net actuarial losses into earnings	17	—	17
Current year actuarial losses	(747)	—	(747)

Balance at December 31, 2012	$(1,042)	$(4)	$(1,046)

	Pension and Other Postretirement Unrecognized Actuarial Gains (Losses) and Prior Service Cost	Unrealized Gain (Loss) on Derivative Instruments and Other Financial Instruments	Income Tax Expense	Total
United
Balance at December 31, 2009	$57	$(22)	$—	$35
Derivative financial instruments:
Reclassification of losses into earnings	—	68	—	68
Change in fair value of derivatives	—	168	—	168
Change in fair value of other financial instruments	—	21	—	21
Employee benefit plans:
Reclassification of unrecognized net actuarial gains into earnings	(12)	—	—	(12)
Current year actuarial gains	107	—	—	107
Income tax expense on other comprehensive income	—	—	(6)	(6)

Balance at December 31, 2010	152	235	(6)	381

Derivative financial instruments:
Reclassification of gains into earnings	—	(503)	—	(503)
Change in fair value of derivatives	—	163	—	163
Change in fair value of other financial instruments	—	(2)	—	(2)
Employee benefit plans:
Reclassification of unrecognized net actuarial gains into earnings	(24)	—	—	(24)
Current year actuarial losses	(440)	—	—	(440)

Balance at December 31, 2011	(312)	(107)	(6)	(425)

Derivative financial instruments:
Reclassification of losses into earnings	—	141	—	141
Change in fair value of derivatives	—	(51)	—	(51)
Change in fair value of other financial instruments	—	12	—	12
Employee benefit plans:
Reclassification of unrecognized net actuarial losses into earnings	17	—	—	17
Current year actuarial losses	(747)	—	—	(747)

Balance at December 31, 2012	$(1,042)	$(5)	$(6)	$(1,053)